RELATED PARTY TRANSACTIONS	12 Months Ended
Jan. 31, 2014
RELATED PARTY TRANSACTIONS [Text Block]

NOTE 8 - RELATED PARTY TRANSACTIONS

A summary of director and officer compensation for the years ended January 31, 2014, 2013 and 2012 is as follows:

	2014	2013	2012
Salaries and benefits	$245,497	$161,199	$-
Consulting	422,547	394,885	685,521
Director fees	93,727	24,797	26,205
Stock-based compensation	-	374,535	431,949
	$761,771	$955,416	$1,143,675

As at January 31, 2014 the Company owed directors and officers officers $83,810 (2013 - $13,639). All balances owing were unsecured, non-interest bearing and had no fixed terms of repayment. All related party transactions were measured at the amount of consideration established and agreed to by the related parties.

Details of the related party transactions and balances, are as follows:

a)	During the year ended January 31, 2014, the Company paid or accrued consulting fees of $nil (2013 - $nil ; 2012 - $3,594) to a former officer of the Company.

b)

During the year ended January 31, 2014, the Company paid consulting fees of $nil (2013 - $nil ; 2012 - $373,696) and recorded stock based compensation of $nil (2013 - $nil ; 2012 - $1,560) to a company owned by a former President of the Company. The 2012 fees included severance of approximately $225,000.

c)

On January 7, 2011 the Company entered into a one year consulting agreement with a company controlled by the Company’s Chief Financial Officer whereby it agreed to pay a consulting fee for services ordinarily provided by a Chief Financial Officer of CDN$12,500 per month plus sales tax. In addition, on January 7, 2011 the Company granted stock options pursuant to its 2007 Stock Option Plan to the Company’s Chief Financial Officer to purchase an aggregate of 150,000 shares of the Company’s common stock at an exercise price of $0.80 per share, for a three (3) year term expiring January 7, 2014. During March, 2012, pursuant to Board approval, the Company paid this company a discretionary cash bonus of CDN$10,000 plus sales tax. Effective January 1, 2012 the Company renewed the consulting agreement for one year and increased the monthly consulting fee to CDN$15,000 per month plus sales tax. Effective January 1, 2013 respectively, the consulting agreement automatically renewed for one year. The Company’s Chief Financial Officer is currently providing services under the the terms of this agreement.

During the year ended January 31, 2014, the Company paid or accrued consulting fees of $173,958 (2013 - $181,442 ; 2012 - $167,098) and recorded stock based compensation of $nil (2013 - $103,049 ; 2012 - $135,649) related to this consulting agreement. At January 31, 2014 and 2013, the Company was indebted to an officer of this Company in the respective amounts of $7,028 and $5,422. On August 24, 2011 the Company granted stock options pursuant to its 2007 Stock Option Plan to a company controlled by the Company’s Chief Financial Officer to purchase an aggregate of 250,000 shares of the Company’s common stock at an exercise price of $1.15 (CDN$1.15) per share, for a five (5) year term expiring August 24, 2016. The options vested in four quarterly installments over 12 months commencing on November 1, 2011. On November 1, 2012 the Company granted stock options pursuant to its 2012 Stock Option Plan to a company controlled by the Company’s Chief Financial Officer to purchase an aggregate of 250,000 shares of the Company’s common stock at an exercise price of $0.305 (CDN$0.305) per share, for a three (3) year term expiring October 31, 2015. These options vested immediately.

d)

On March 11, 2011, the Company entered into a consulting agreement with a company controlled by the Company’s Executive Vice President of Corporate Development whereby it agreed to pay a monthly consulting fee for services ordinarily provided by an Executive Vice President of Corporate Development of CDN$12,500 plus sales tax. In addition, on March 11, 2011 the Company granted stock options pursuant to its 2007 Stock Option Plan to the Company’s Executive Vice President of Corporate Development to purchase an aggregate of 150,000 shares of the Company’s common stock at an exercise price of $1.04 per share, for a three (3) year term expiring March 11, 2014. The options vested in four quarterly installments over 12 months commencing on June 1, 2011.

During the year ended January 31, 2014, the Company paid or accrued consulting fees of $243,327 (2013 - $192,795 ; 2012 - $143,126) and recorded stock based compensation of $nil (2013 - $110,686 ; 2012 - $150,625) related to this consulting agreement. At January 31, 2014 and 2013, the Company was indebted to an officer of this Company in the respective amounts of $71,901 and $986. On August 24, 2011 the Company granted stock options pursuant to its 2007 Stock Option Plan to a company controlled by the Company’s Executive Vice President of Corporate Development to purchase an aggregate of 250,000 shares of the Company’s common stock at an exercise price of $1.15 (CDN$1.15) per share, for a five (5) year term expiring August 24, 2016. The options vested in four quarterly installments over 12 months commencing on November 1, 2011. Effective March 1, 2012 the Company renewed the consulting agreement for one year and increased the monthly consulting fee to CDN$15,000 per month plus sales tax. In addition, effective January 20, 2012 until July 31, 2012 the VP Corporate Development assumed the additional role of interim President of the Company for which he was compensated an additional fee of approximately $2,500 per month. On November 1, 2012 the Company granted stock options pursuant to its 2012 Stock Option Plan to a company controlled by the Company’s Executive Vice President of Corporate Development to purchase an aggregate of 250,000 shares of the Company’s common stock at an exercise price of $0.305 (CDN$0.305) per share, for a three (3) year term expiring October 31, 2015. These options vested immediately. The consulting agreement expired on February 28, 2014 and was not renewed. A total of approximately $91,284 (CDN$101,675) was was paid on February 26, 2014 which included a voluntary payment of approximately $67,335 (CDN$75,000) plus February consulting fees, vacation pay, reimbursement of expenses and a sales tax to a company controlled by the Company’s Executive Vice President of Corporate Development.

e)

Effective August 1, 2012 the Company signed an employment agreement with its current President and CEO, pursuant to which the Company agreed to pay to him an annual salary of CDN$250,000 plus benefits, including 1,000,000 stock options, medical insurance and a bonus of up to 50% of his annual salary. On November 1, 2012 the Company granted its current President and CEO stock options pursuant to its 2012 Stock Option Plan to purchase an aggregate of 1,000,000 shares of the Company’s common stock at an exercise price of $0.305 (CDN$0.305) per share, for a three (3) year term expiring October 31, 2015. These options vested immediately.

During the year ended January 31, 2014, the Company paid its President and CEO salary and benefits of $245,497 (2013-$161,199, including a relocation allowance of $34,048 related to this employment agreement). In addition, consulting fees of $7,237 (CDN$7,000) were paid for services provided prior to this employment agreement. At January 31, 2014, the Company was indebted in the amount of $4,881 (2013-$7,231) related to this employment agreement.

f)

During the year ended January 31, 2014, the Company paid aggregate director fees of $93,727 to six directors (2013 - $24,797 ; 2012 - $26,205) to five directors and recorded stock based compensation of $nil (2013 - $201,000 ; 2012 - $144,115) related to stock options granted to five directors (2012 - one director). In addition, during the year ended January 31, 2014, the Company paid (recovered) consulting fees of $nil (2013 - $nil ; 2012 - ($1,993) to a Company controlled by one director and paid a Company related to another director approximately $5,262 (2013 - $13,411 ; 2012 - $nil) for consulting fees.

During the year ended January 31, 2014, the Company’s directors and officers exercised a total of nil (2013 – nil; 2012 - 1,042,500); stock options for $nil (2013 - $nil ; 2012 - $478,700).

Additional related party transactions are disclosed in note 10 to these financial statements.